FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Apr. 30, 2015	Apr. 30, 2014
FINANCIAL LIABILITIES [Abstract]
Mortgages payable	$ 668,112	$ 678,955
Carrying Amount [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	48,970	47,267
Other investments	329	329
FINANCIAL LIABILITIES [Abstract]
Other debt	144,090	63,132
Lines of credit	60,500	22,500
Mortgages payable	668,112	678,955
Fair Value [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	48,970	47,267
Other investments	329	329
FINANCIAL LIABILITIES [Abstract]
Other debt	143,749	63,250
Lines of credit	60,500	22,500
Mortgages payable	749,604	751,117
Nonrecurring [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate investments		89,537
Real estate held for sale	7,100	2,951
Nonrecurring [Member] | Level 1 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate investments		0
Real estate held for sale	0	0
Nonrecurring [Member] | Level 2 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate investments		0
Real estate held for sale	0	0
Nonrecurring [Member] | Level 3 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate investments		89,537
Real estate held for sale	$ 7,100	$ 2,951